Consolidated Statement of Cash Flows - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Net loss	SFr (17,390,166)	SFr (8,200,165)	SFr (6,631,901)
Adjustments for:
Depreciation	76,357	20,036	30,823
Impairment of intangible assets	1,529,929
Unrealized foreign currency exchange loss, net	(279,329)	10,818	21,290
Net interest expense	174,593	127,160	1,205
Share based payments	1,206,303	368,793	226,601
Transaction costs		219,615
Employee benefits	65,927	80,811	40,150
Revaluation loss/(gain) derivative financial instruments	410,918	2,250,222	(663,725)
Income tax loss/(gain)	21,620	(21,284)	(193,837)
Total	(14,183,848)	(5,143,994)	(7,169,394)
Changes in:
Inventories	(839,221)
Trade and other receivables	(586,612)	254,438	(18,925)
Prepayments	(719,321)	156,661	(82,948)
Trade and other payables	2,937,019	(175,878)	(898,088)
Accrued expenses	(280,755)	65,303	(224,077)
Net cash used in operating activities	(13,672,738)	(4,843,470)	(8,393,432)
Cash flows from investing activities
Purchase of property and equipment			(63,600)
Purchase of intangibles	(3,325,952)	(2,315,232)	(2,955,036)
Cash paid for other non-current financial assets	(179,104)
Interest received		258	17,882
Net cash used in investing activities	(3,505,056)	(2,314,974)	(3,000,754)
Cash flows from financing activities
Proceeds from offerings and warrant exercises	6,842,940	16,074,996	9,793,643
Transaction costs	(156,817)	(636,858)	(948,615)
Proceeds from loans		1,522,931
Repayment of loan	(50,000)		(1,463,328)
Repayment of lease liabilities	(18,700)
Interest paid	(3,699)		(3,745)
Net cash from financing activities	6,613,724	16,961,069	7,377,955
Net increase / (decrease) in cash and cash equivalents	(10,564,070)	9,802,625	(4,016,231)
Cash and cash equivalents at beginning of the period	11,258,870	1,384,720	5,393,207
Net effect of currency translation on cash	289,391	71,525	7,744
Cash and cash equivalents at end of the period	SFr 984,191	SFr 11,258,870	SFr 1,384,720